Quarterly Report
February 29, 2024
MFS®  International Intrinsic Value Fund
FGI-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Airlines – 0.9%
Ryanair Holdings PLC, ADR	1,457,737	$201,532,140
Alcoholic Beverages – 3.6%
Diageo PLC	10,456,980	$390,979,289
Pernod Ricard S.A.	2,230,419	372,563,750
		$763,543,039
Apparel Manufacturers – 1.8%
Adidas AG	770,341	$155,793,148
Compagnie Financiere Richemont S.A.	792,118	125,936,327
LVMH Moet Hennessy Louis Vuitton SE	119,153	108,536,207
		$390,265,682
Automotive – 0.7%
Knorr-Bremse AG	2,045,657	$143,003,925
Brokerage & Asset Managers – 3.1%
Deutsche Boerse AG	2,085,768	$436,431,897
Euronext N.V.	2,403,295	221,435,171
		$657,867,068
Business Services – 4.0%
Experian PLC	6,850,735	$292,723,954
Intertek Group PLC	3,529,629	205,930,854
Nomura Research Institute Ltd.	5,978,854	167,656,765
SGS S.A.	2,015,391	193,255,110
		$859,566,683
Chemicals – 0.8%
Givaudan S.A.	41,405	$173,560,621
Computer Software – 6.2%
Cadence Design Systems, Inc. (a)	2,099,157	$638,941,408
Dassault Systemes SE	2,840,942	132,599,053
NICE Systems Ltd., ADR (a)(l)	489,323	119,957,533
SAP SE	2,239,334	418,416,458
		$1,309,914,452
Computer Software - Systems – 5.0%
Amadeus IT Group S.A.	3,990,335	$234,527,455
Cap Gemini S.A.	1,246,179	302,641,605
Samsung Electronics Co. Ltd.	9,456,193	521,241,038
		$1,058,410,098
Construction – 3.1%
Compagnie de Saint-Gobain S.A.	3,410,444	$262,443,637
CRH PLC	4,705,236	396,698,447
		$659,142,084
Consumer Products – 5.0%
Beiersdorf AG	1,278,483	$183,155,439
Haleon PLC	82,055,291	343,310,459
KOSE Corp.	470,700	26,250,819
L’Oréal S.A.	228,857	109,253,845
Lion Corp.	6,167,500	54,344,100
ROHTO Pharmaceutical Co. Ltd.	11,541,200	234,103,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Svenska Cellulosa Aktiebolaget	7,751,914	$109,663,739
		$1,060,081,851
Electrical Equipment – 8.2%
Legrand S.A.	5,205,049	$525,994,937
Mitsubishi Electric Corp.	20,701,600	328,847,788
Schneider Electric SE	3,468,202	786,420,813
Yokogawa Electric Corp.	4,519,400	95,380,080
		$1,736,643,618
Electronics – 6.0%
Analog Devices, Inc.	1,576,027	$302,313,499
ASML Holding N.V.	198,948	187,177,432
DISCO Corp.	135,400	43,585,939
Hirose Electric Co. Ltd. (h)	1,840,200	195,349,406
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,318,153	555,616,747
		$1,284,043,023
Energy - Independent – 1.6%
Woodside Energy Group Ltd.	17,071,816	$336,895,116
Energy - Integrated – 5.0%
Aker BP ASA	8,021,656	$194,625,964
Galp Energia SGPS S.A., “B”	8,187,236	128,926,440
Petroleo Brasileiro S.A., ADR	8,124,447	131,372,308
TotalEnergies SE	9,595,507	611,774,617
		$1,066,699,329
Engineering - Construction – 0.4%
Taisei Corp.	2,583,200	$81,104,071
Food & Beverages – 2.8%
Chocoladefabriken Lindt & Sprungli AG	6,507	$79,612,981
Ezaki Glico Co. Ltd.	2,956,600	88,114,253
Novozymes A/S	2,214,824	124,863,855
Toyo Suisan Kaisha Ltd.	5,300,900	307,828,411
		$600,419,500
Food & Drug Stores – 0.3%
Ocado Group PLC (a)	8,265,139	$53,354,777
Insurance – 1.5%
Hiscox Ltd.	7,739,693	$110,691,957
Willis Towers Watson PLC	750,726	204,655,415
		$315,347,372
Internet – 0.4%
M3, Inc.	6,435,900	$92,146,874
Machinery & Tools – 6.2%
Epiroc AB	8,804,323	$159,458,601
GEA Group AG	4,524,169	182,239,847
IMI PLC (h)	15,350,236	335,796,403
Schindler Holding AG	703,877	185,371,124
SMC Corp.	496,800	298,736,126
Spirax-Sarco Engineering PLC	1,213,241	158,124,644
		$1,319,726,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 7.1%
Banco de Sabadell S.A.	58,672,829	$75,906,036
Bank of Ireland Group PLC	30,485,660	265,370,326
NatWest Group PLC	131,049,397	395,527,809
Resona Holdings, Inc.	69,860,100	380,241,740
UBS Group AG	13,951,056	397,700,143
		$1,514,746,054
Medical Equipment – 5.7%
Agilent Technologies, Inc.	2,044,535	$280,837,328
Bruker BioSciences Corp.	2,708,902	234,428,379
EssilorLuxottica	1,399,748	296,760,052
Olympus Corp.	7,777,300	110,600,344
Shimadzu Corp.	10,331,500	281,373,496
		$1,203,999,599
Metals & Mining – 1.0%
Glencore PLC	44,349,382	$210,017,239
Other Banks & Diversified Financials – 6.6%
AIB Group PLC	92,689,079	$429,364,233
CaixaBank S.A.	80,532,970	362,956,770
Chiba Bank Ltd.	20,799,100	168,978,814
Hachijuni Bank Ltd.	7,097,700	43,427,963
Julius Baer Group Ltd.	2,203,109	117,784,806
Jyske Bank A.S.	1,045,778	84,493,222
Mebuki Financial Group, Inc.	26,689,070	83,278,728
North Pacific Bank Ltd.	10,642,100	28,323,092
Sydbank A.S.	1,740,408	93,272,645
		$1,411,880,273
Pharmaceuticals – 1.9%
Bayer AG	3,221,744	$97,811,045
Roche Holding AG	1,131,698	296,825,183
		$394,636,228
Precious Metals & Minerals – 3.9%
Agnico Eagle Mines Ltd. (l)	2,787,035	$133,668,429
Franco-Nevada Corp.	5,000,031	523,489,964
Wheaton Precious Metals Corp.	4,142,097	170,701,459
		$827,859,852
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	2,081,632	$328,137,239
Real Estate – 1.0%
LEG Immobilien SE (a)	673,844	$49,538,303
TAG Immobilien AG (a)	2,241,266	27,348,435
Vonovia SE, REIT	4,824,468	134,528,489
		$211,415,227
Specialty Chemicals – 2.3%
Croda International PLC	1,361,804	$81,927,757
Nitto Denko Corp.	1,091,300	100,089,214
Sika AG	566,829	163,764,131
Symrise AG	1,483,563	151,620,732
		$497,401,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.3%
Zalando SE (a)	2,771,662	$58,474,324
Total Common Stocks		$20,821,835,937
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.37% (v)	398,964,248	$398,964,248
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	51,575,558	$51,575,558

Other Assets, Less Liabilities – 0.0%		2,776,200
Net Assets – 100.0%		$21,275,151,943
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $930,110,057 and $20,342,265,686, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,821,835,937	$—	$—	$20,821,835,937
Mutual Funds	450,539,806	—	—	450,539,806
Total	$21,272,375,743	$—	$—	$21,272,375,743
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 29, 2024, the value of securities loaned was $159,300,114. These loans were collateralized by cash of $51,575,558 and U.S. Treasury Obligations (held by the lending agent) of $114,843,230.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$314,452,912	$—	$57,618,179	$(2,446,458)	$(59,038,869)	$195,349,406
IMI PLC	325,056,485	—	20,897,982	4,342,572	27,295,328	335,796,403
MFS Institutional Money Market Portfolio	662,348,862	1,815,810,895	2,079,291,730	69,265	26,956	398,964,248
ROHTO Pharmaceutical Co. Ltd.*	277,620,657	—	37,669,876	16,407,168	(22,254,499)	—
Toyo Suisan Kaisha Ltd.*	265,337,355	—	40,869,306	12,173,567	71,186,795	—
	$1,844,816,271	$1,815,810,895	$2,236,347,073	$30,546,114	$17,215,711	$930,110,057
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$2,860,907	$—
IMI PLC	1,838,468	—
MFS Institutional Money Market Portfolio	21,032,684	—
ROHTO Pharmaceutical Co. Ltd.*	—	—
Toyo Suisan Kaisha Ltd.*	—	—
	$25,732,059	$—
*Held at period end. No longer considered an affiliated issuer.
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2024, are as follows:
France	17.5%
Japan	15.1%
United Kingdom	14.0%
United States	10.0%
Germany	9.6%
Switzerland	8.1%
Ireland	4.2%
Canada	3.9%
Spain	3.2%
Other Countries	14.4%